Voya Global Insights Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			23.74%	6.68%	10.42%
Performance Inception Date		May 01, 2002
Class ADV | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			24.31%	7.21%	10.97%
Performance Inception Date		May 01, 2002
Class I | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			24.14%	6.96%	10.70%
Performance Inception Date		May 01, 2002
Class R6 | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			23.76%	6.78%	10.52%
Performance Inception Date		Feb. 27, 2009
Class S | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.